Debt (Refinancing Amendments) (Details)	6 Months Ended		11 Months Ended		12 Months Ended
	Oct. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Apr. 30, 2015 USD ($)	Apr. 30, 2014 USD ($)	May. 31, 2014 USD ($)		May. 31, 2013 USD ($)	Oct. 31, 2015 EUR (€)	Oct. 31, 2015 USD ($)		Apr. 30, 2015 EUR (€)	Apr. 30, 2015 USD ($)		Sep. 27, 2012 USD ($)
Debt Instrument [Line Items]
Repayments on long-term debt	$ 17,100,000	$ 71,600,000	$ 1,932,500,000	$ 3,457,500,000	$ 3,457,500,000		$ 2,847,200,000
Term B-5 due June 3, 2020 [Member]
Debt Instrument [Line Items]
Original amounts borrowed									$ 2,550,000,000			$ 2,550,000,000
Extension of maturity date			26 months
Maturity date	Jun. 03, 2020		Jun. 03, 2020		Jun. 03, 2020
Notes Payable to Bank					$ 2,437,600,000	[1]			2,377,600,000	[2]		2,382,000,000	[1]
Term B-3 due June 3, 2020 [Member]
Debt Instrument [Line Items]
Original amounts borrowed									483,000,000			483,000,000
Extension of maturity date			3 years 6 months
Maturity date	Jun. 03, 2020		Jun. 03, 2020		Jun. 03, 2020
Notes Payable to Bank					$ 472,200,000	[1]			460,200,000	[2]		462,200,000	[1]
Euro Term B due June 3, 2020 [Member]
Debt Instrument [Line Items]
Original amounts borrowed | €								€ 350,000,000			€ 350,000,000
Extension of maturity date			24 months
Maturity date	Jun. 03, 2020		Jun. 03, 2020		Jun. 03, 2020
Notes Payable to Bank					$ 465,900,000	[1]			$ 367,900,000	[2]		377,000,000	[1]
Term B-2 due April 5, 2018 [Member]
Debt Instrument [Line Items]
Original amounts borrowed							$ 2,793,100,000
Maturity date							Apr. 05, 2018
Repayments on long-term debt							$ 250,000,000
Term B due April 5, 2018 [Member]
Debt Instrument [Line Items]
Original amounts borrowed												$ 2,770,000,000
Maturity date			Apr. 05, 2018
Early prepayment penalty			1.00%
Term B [Member]
Debt Instrument [Line Items]
Notes Payable to Bank														$ 2,763,000,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest reference rate minimum LIBOR			1.00%
London Interbank Offered Rate (LIBOR) [Member] | Infor Revolver [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			2.75%
London Interbank Offered Rate (LIBOR) [Member] | Term B-5 due June 3, 2020 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			2.75%
Interest reference rate minimum LIBOR			1.00%
London Interbank Offered Rate (LIBOR) [Member] | Term B-3 due June 3, 2020 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			2.75%
Interest reference rate minimum LIBOR			1.00%
London Interbank Offered Rate (LIBOR) [Member] | Euro Term B due June 3, 2020 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.00%
Interest reference rate minimum LIBOR			1.00%
London Interbank Offered Rate (LIBOR) [Member] | Term B-2 due April 5, 2018 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate							4.00%
Interest reference rate minimum LIBOR							1.25%
London Interbank Offered Rate (LIBOR) [Member] | Term B due April 5, 2018 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			5.00%
Adjusted Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			0.50%
Adjusted Base Rate [Member] | Infor Revolver [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			1.75%
Adjusted Base Rate [Member] | Term B-5 due June 3, 2020 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.75%		1.75%
Interest reference rate minimum LIBOR			2.00%
Adjusted Base Rate [Member] | Term B-3 due June 3, 2020 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.75%		1.75%
Interest reference rate minimum LIBOR			2.00%
Adjusted Base Rate [Member] | Term B-2 due April 5, 2018 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.00%
Interest reference rate minimum LIBOR			2.25%

[1]	Debt balances net of applicable unamortized debt discounts, premiums and deferred financing fees.
[2]	Debt balances net of applicable unamortized debt discounts, premiums and deferred financing fees.